Business Acquisition	6 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
Business Acquisition

4. BUSINESS ACQUISITION

On January 4, 2012, the Company completed its acquisition (the “Acquisition”) of all of the shares of Sight Science Limited (“Sight Science”) in the UK, a company that had been in the business of researching, developing and providing medical technologies to restore the vision of patients with neurological visual loss. The total consideration to the Sight Science shareholders was £384,768 (US$597,660); comprising: £200,000 (US$ 310,660) cash, of which £100,000 (US$155,330) was paid at the Closing and an additional £100,000 (US$155,330) cash to be paid to the Sight Science shareholders on the one-year anniversary of the Closing; an aggregate of 14,350,000 restricted shares of the Company, which are the subject of lock-up agreements between the Parties and which at Closing were valued at £184,768 (US$287,000).

As required under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) 805, Business Combinations, the Company commissioned an independent appraisal of the assets acquired which was finalized in March 2012. The Company determined the fair value of the assets acquired pursuant to the acquisition method as defined in ASC 805 and ASC 350, Intangibles-Goodwill and Other. Included in this valuation were assumptions concerning the cost of equity determined via the build-up method, the cost of debt and the weighted average cost of capital. Cash flows as included in the valuation were projected based on historical operations as well as management’s projections for future results based on these historical amounts. The trademark and patent valuations were based upon the Relief-from Royalty Method on an after tax basis. The value of the Internally Developed Software was based upon the Multi-period Excess Earnings Method utilizing, among other factors, a discount rate based on the Weighted Average Cost of Capital.

The assets of Sight Science were entered into the Company’s consolidated accounts on the basis of this valuation As a result, the Company generated negative goodwill on acquisition of $66,394 which has been taken to the Consolidated Statement of Operations for the six months ended June 30, 2012.

The expenses of the transaction, which primarily comprised legal fees and audit fees in connection with the Form 8-K/A filed on March 21, 2012 and the ASC 805 valuation amounted to $18,285.

The following table represents the final purchase price allocation to the estimated fair value of the assets and liabilities assumed:

As of January 4, 2012	Amount

Trademarks and Tradenames	$121,157

Patents	180,183

Internally Developed Software	363,472

Other Net Assets	(758)

664,054

Negative Goodwill on acquisition	(66,394)

Purchase Price	$597,660

Principles of Consolidation

Assuming the acquisition discussed above had occurred on January 1, 2011, for the six months ended June 30, 2011, pro forma revenues, net loss and net loss per share for the Company would have been $326,324, $(2,807,662) and $(0.01), respectively.

The pro forma results are not necessarily indicative of the operating results that would have been obtained had the acquisitions occurred at the beginning of the periods presented, nor are they necessarily indicative of future operating results.

Deferred Consideration

As stated above, £100,000 of the cash consideration is deferred until January 4, 2013. This is recorded in Other Current Liabilities and at June 30, 2012 amounted to $156,150.